SHARE-BASED COMPENSATION - Summary of Nonvested restricted shares activity (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Nonvested restricted shares [Member]
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares) | shares	73,772,379
Granted (in shares) | shares	8,362,965
Vested (in shares) | shares	(13,465,695)
Forfeited (in shares) | shares	(12,848,161)
Outstanding at the end of the period (in shares) | shares	55,821,488
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.21
Granted (in dollars per share) | $ / shares	0.08
Vested (in dollars per share) | $ / shares	0.28
Forfeited (in dollars per share) | $ / shares	0.14
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.18
Kaixin Nonvested restricted shares
Weighted number of nonvested restricted shares
Vested (in shares) | shares	(961,622,000)
Outstanding at the end of the period (in shares) | shares	1,446,111,000
Weighted average fair value per ordinary share at the grant dates
Vested (in dollars per share) | $ / shares	$ 3.36
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 3.36
Kaixin Replacement Restricted Shares [Member]
Weighted number of nonvested restricted shares
Granted (in shares) | shares	2,183,828,000
Weighted average fair value per ordinary share at the grant dates
Granted (in dollars per share) | $ / shares	$ 3.36
Kaixin New Restricted Shares [Member]
Weighted number of nonvested restricted shares
Granted (in shares) | shares	223,905,000
Weighted average fair value per ordinary share at the grant dates
Granted (in dollars per share) | $ / shares	$ 3.36